Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related parties [Abstract]
Schedule of current assets – related parties
	March 31, 2022	December 31, 2021

Shareholders of All Weather	$3,197	$3,680
Convertible loan to Micronet	—	535
Shareholders of Guangxi Zhongtong	926	919
	$4,123	$5,134

(USD in thousands)	December 31, 2021	December 31, 2020
Shareholders of All Weather	$3,680	$—
Convertible loan to Micronet(1)	535	—
Shareholders of Guangxi Zhongtong	919	—
	$5,134	$—

(1)      Micronet’s Convertible loan- as discussed in Note 10.

Schedule of current liabilities – related parties
(USD in thousands)	December 31, 2021	December 31, 2020
Yulan WU, legal representative of Beijing Fucheng	$—	$156
Shareholders of All Weather	4	—
Beijing Internet New Network Technology Development Co., Ltd	—	7
	$4	$163

Schedule of current liabilities – related party
	March 31, 2022	December 31, 2021
(USD in thousands)
Shareholders of All Weather	264	4
	$264	$4